UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05652

DREYFUS MUNICIPAL INCOME, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Municipal Income, Inc.
Statement of Investments	December 31, 2004 (Unaudited)

	Principal
	Amount($)	Value($)
Long-Term Municipal Investments--146.2%

Alabama--10.4%

Courtland Industrial Development Board, SWDR
(Champion International Corp. Project)
6.50%, 9/1/2025	2,500,000	2,607,925

Jefferson County:
Limited Obligation School Warrants
5.50%, 1/1/2021	4,000,000	4,331,840
Sewer Revenue, Capital Improvement
5.75%, 2/1/2038 (Insured; FGIC)
(Prerefunded 2/1/2009)	7,500,000 a	8,499,150

The Board of Trustees of the University of Alabama, HR
(University of Alabama at Birmingham)
5.875%, 9/1/2031 (Insured; MBIA)	4,620,000	5,194,451

Alaska--3.6%

Alaska Housing Finance Corp.,
General Mortgage Revenue
6.05%, 6/1/2039 (Insured; MBIA)	6,845,000	7,126,603

California--13.1%

ABAG Financial Authority For Nonprofit Corporations:
Insured Revenue, COP
(Odd Fellows Home of California)
6%, 8/15/2024	5,000,000	5,356,650
MFHR
(Civic Center Drive Apartments)
5.875%, 9/1/2032 (Insured; FSA)	3,750,000	3,893,475

California Department of Veteran Affairs,
Home Purchase Revenue
5.20%, 12/1/2028	5,000,000	5,012,100

California Health Facilities Financing Authority,
Revenue (Sutter Health)
6.25%, 8/15/2035	2,500,000	2,814,975

California Statewide Communities Development Authority,
COP (Catholic Healthcare West)
6.50%, 7/1/2020	5,000,000	5,587,600

Golden State Tobacco Securitization Corp., Revenue
(Tobacco Settlement Asset-Backed Bonds)
7.80%, 6/1/2042	3,000,000	3,281,040

Colorado--4.3%

City and County of Denver, Airport Revenue
(Special Facilities-United Airlines Inc. Project)
6.875%, 10/1/2032	2,480,000 b	2,015,000

Colorado Springs, HR:
6.375%, 12/15/2030 (Prerefunded 12/15/2010)	2,835,000 a	3,352,302

6.375%, 12/15/2030	2,890,000	3,131,951

District of Columbia--1.2%

District of Columbia, Revenue
(Catholic University America Project)
5.625%, 10/1/2029 (Insured; AMBAC)	2,080,000	2,288,437

Florida--2.0%

Orange County Health Facilities Authority, Revenue
(Orlando Regional Healthcare System)
6%, 10/1/2026	1,500,000	1,586,055

Pinellas County Housing Finance Authority,
SFMR (Multi-County Program)
6.70%, 2/1/2028	1,275,000	1,301,444

South Lake County Hospital District,
Revenue (South Lake Hospital Inc.)
5.80%, 10/1/2034	1,095,000	1,134,617

Illinois--10.5%

Chicago 6.125%, 1/1/2028 (Insured; FGIC)	4,000,000	4,580,160

Illinois Development Finance Authority, Revenue
(Community Rehabilitation Providers Facilities
Acquisition Program)
8.75%, 3/1/2010	80,000	80,283

Illinois Health Facilities Authority, Revenue:
(Advocate Health Care Network)
6.125%, 11/15/2022	5,800,000	6,454,762
(OSF Healthcare System)
6.25%, 11/15/2029	7,000,000	7,424,060
(Swedish American Hospital)
6.875%, 11/15/2030	2,000,000	2,216,140

Indiana--1.5%

Franklin Township School Building Corp. (Marion County)
First Mortgage 6.125%, 1/15/2022
(Prerefunded 7/15/2010)	2,500,000 a	2,948,025

Maryland--5.1%

Maryland Economic Development Corp.,
Student Housing Revenue (University of Maryland,
College Park Project)
5.625%, 6/1/2035	2,000,000	2,066,740

Maryland Health and Higher Educational
Facilities Authority, Revenue
(The John Hopkins University Issue)
6%, 7/1/2039 (Prerefunded 7/1/2009)	7,000,000 a	8,052,380

Massachusetts--7.0%

Massachusetts Bay Transportation Authority, Assessment
5%, 7/1/2034	5,000,000	5,148,250

Massachusetts Health and Educational Facilities Authority,
Revenue, Healthcare System (Covenant Health)

6%, 7/1/2031	2,500,000	2,656,225

Massachusetts Industrial Finance Agency, Revenue
(Water Treatment-American Hingham)
6.95%, 12/1/2035	5,640,000	5,953,528

Michigan--7.6%

Hancock Hospital Finance Authority,
Mortgage Revenue (Portgage Health)
5.45%, 8/1/2047 (Insured; MBIA)	2,200,000	2,339,502

Michigan Hospital Finance Authority, HR
(Genesys Health System Obligated Group)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	7,670,000 a	8,164,715

Michigan Strategic Fund, SWDR
(Genesee Power Station Project)
7.50%, 1/1/2021	4,900,000	4,602,717

Minnesota--1.4%

Minnesota Agricultural and Economic Development Board,
Health Care System Revenue (Fairview Health Services)
6.375%, 11/15/2029	2,500,000	2,741,675

Mississippi--3.1%

Mississippi Business Finance Corp., PCR
(System Energy Resource Inc. Project)
5.875%, 4/1/2022	6,000,000	6,018,540

Missouri--2.8%

Health and Educational Facilities Authority of the State
of Missouri, Health Facilities Revenue:
(BJC Health System)
5.25%, 5/15/2032	2,500,000	2,603,950
(Saint Anthony's Medical Center)
6.25%, 12/1/2030	2,500,000	2,672,525

Missouri Housing Development Commission,
Mortgage Revenue (Single Family Homeownersip Loan)
6.30%, 9/1/2025	335,000	352,346

Nevada--2.3%

Clark County, IDR (Southwest Gas Corp.)
6.10%, 12/1/2038 (Insured; AMBAC)	4,000,000	4,514,320

New Jersey--.6%

New Jersey Economic Development Authority,
Cigarette Tax Revenue
5.50%, 6/15/2031	1,100,000	1,130,580

New Mexico--1.7%

Farmington, PCR (Public Service Co. San Juan)
6.30%, 12/1/2016	3,000,000	3,253,890

New York--5.5%

Long Island Power Authority,

Electric System Revenue
5%, 9/1/2027	1,500,000	1,535,715

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue
5.125%, 6/15/2034 (Insured; FGIC)	2,500,000	2,586,625

New York City Transitional Finance Authority,
Revenue (Future Tax Secured)
5.25%, 8/1/2019	6,200,000	6,765,192

North Carolina--5.2%

North Carolina Capital Facilities Finance Agency,
Revenue (Duke University Project)
5.25%, 7/1/2042	5,000,000	5,204,550

North Carolina Eastern Municipal Power Agency,
Power System Revenue
5.125%, 1/1/2026	3,000,000	3,041,250

North Carolina Housing Finance Agency (Home Ownership)
6.25%, 1/1/2029	1,920,000	2,005,056

Ohio--4.9%

Cuyahoga County, Hospital Improvement Revenue
(The Metrohealth System Project)
6.125%, 2/15/2024	5,000,000	5,257,950

Ohio Housing Finance Agency,
Residential Mortgage Revenue
5.75%, 9/1/2030	610,000	619,717

Rickenbacker Port Authority, Capital Funding
Revenue (OASBO Expanded Asset Pooled)
5.375%, 1/1/2032	3,590,000	3,780,055

Oklahoma--1.4%

Oklahoma Development Finance Authority, Revenue
(Saint John Health System)
6%, 2/15/2029	2,500,000	2,749,925

Pennsylvania--5.9%

Pennsylvania Economic Development Financing Authority,
RRR (Northampton Generating Project)
6.60%, 1/1/2019	3,500,000	3,540,005

Sayre Health Care Facilities Authority,
Revenue (Guthrie Health)
5.875%, 12/1/2031	7,750,000	8,207,173

South Carolina--9.0%

Lancaster Educational Assistance Program, Inc.,
Installment Purchase Revenue (The School District
of Lancaster County, South Carolina, Project)
5%, 12/1/2026	5,000,000	5,023,100

Medical University, Hospital Facilities Revenue
6%, 7/1/2019 (Prerefunded 7/1/2009)	2,500,000 a	2,865,525

Piedmont Municipal Power Agency, Electric Revenue
5.25%, 1/1/2021	3,500,000	3,550,295

Tobacco Settlement Revenue Management Authority,
Tobacco Settlement Asset - Backed Bonds:
6.375%, 5/15/2028	2,900,000	2,824,194
6.375%, 5/15/2030	3,750,000	3,604,088

Texas--10.9%

Cities of Dallas and Fort Worth,
Dallas/Fort Worth International Airport,
Joint Revenue Improvement
5%, 11/1/2035 (Insured; FSA)	2,500,000	2,506,950

Gregg County Health Facilities Development Corp.,
HR (Good Shepherd Medical Center Project)
6.375%, 10/1/2025 (Insured; AGIC)	2,500,000	2,848,700

Harris County Health Facilities Development Corp.,
HR (Memorial Hermann Healthcare)
6.375%, 6/1/2029	3,565,000	3,922,926

Port of Corpus Christi Authority, Nueces County,
General Revenue (Union Pacific)
5.65%, 12/1/2022	4,500,000	4,750,290

Texas, Veterans Housing Assistance Program
6.10%, 6/1/2031	7,000,000	7,473,830

Utah--1.7%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	2,868,000	2,823,230

Utah Housing Finance Agency,
Single Family Mortgage
6%, 1/1/2031	510,000	512,693

Vermont--1.3%

Vermont Educational and Health Buildings
Financing Agency, Revenue
(Saint Michael's College Project)
6%, 10/1/2028	1,500,000	1,678,410

Vermont Housing Finance Agency,
Single Family Housing
6.40%, 11/1/2030 (Insured; FSA)	970,000	975,519

Washington--3.9%

Public Utility District Number 1 of Pend Orielle County,
Electric Revenue
6.375%, 1/1/2015	2,000,000	2,075,820

Washington Higher Education Facilities Authority,
Revenue (Whitman College Project)
5.875%, 10/1/2029 (Prerefunded 10/1/2009)	5,000,000 a	5,705,400

West Virginia--6.5%

Braxton County, SWDR
(Weyerhaeuser Co. Project):

6.50%, 4/1/2025	5,000,000		5,144,000
5.80%, 6/1/2027	7,450,000		7,692,199
Wisconsin--3.6%
Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
7%, 6/1/2028	2,500,000		2,558,450
Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care, Inc.)
5.60%, 2/15/2029	4,575,000		4,635,756
Wyoming--1.0%
Sweetwater County, SWDR (FMC Corp. Project)
7%, 6/1/2024	2,000,000		2,036,780
U.S. Related--7.2%
Puerto Rico Highway and Transportation Authority,
Transportation Revenue:
7.878%, 7/1/2038 (Insured; MBIA)	4,000,000	c,d	4,244,840
7.878%, 7/1/2038 (Insured; MBIA)	5,000,000	c,d	5,306,050
Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue, Residual Certificates
7.685%, 7/1/2015	4,000,000	c,d	4,585,040
Total Long-Term Municipal Investments
(cost $270,349,657)			289,128,226
Short-Term Municipal Investments--2.1%
Louisiana--.6%
East Baton Rouge Parish, PCR, VRDN
(Exxon Project)
2.12%	1,100,000	e	1,100,000
Texas--1.5%
Bell County Health Facilities Development Corp.,
HR, VRDN (Scott and White)
2.20% (Insured; MBIA)	1,100,000	e	1,100,000
Harris County Health Facilities Development Corp.,
Revenue, VRDN (Methodist Hospital)
2.20%	1,900,000	e	1,900,000
Total Short-Term Municipal Investments
(cost $4,100,000)			4,100,000
Total Investments (cost $274,449,657)	148.3%		293,228,226
Cash And Receivables (Net)	2.3%		4,462,010
Preferred Stock, at redemption value	(50.6%)		(100,000,000)
Net Assets applicable to Common Shareholders	100.0%		197,690,236

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Non-income producing security; interest payments in default.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Board of Directors. At December 31, 2004, these securities amounted to $14,135,930 or 7.2% of net assets applicable to common shareholders.
d Inverse floater security - the interest rate is subject to change periodically.
e Securities payable on demand. Variable interest rate - subject to periodic change.
f At December 31, 2004, the fund had $87,970,152 or 44.5% of net assets applicable to common shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.
g Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL INCOME, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)